OTHER PROVISIONS - Schedule of Assumptions for Other Provisions (Details) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
The Group
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	£ 1,722
At 31 December	1,933
The Bank
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	968
At 31 December	771
Provisions for financial commitments and guarantees | The Group
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	426
Exchange and other adjustments	(1)
Provisions applied	0
(Release) charge for the year	(231)
At 31 December	194
Provisions for financial commitments and guarantees | The Bank
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	245
Exchange and other adjustments	3
Provisions applied	0
(Release) charge for the year	(134)
At 31 December	114
Regulatory and legal provisions | The Group
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	520
Exchange and other adjustments	37
Provisions applied	(680)
(Release) charge for the year	1,177
At 31 December	1,054
Regulatory and legal provisions | The Bank
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	140
Exchange and other adjustments	0
Provisions applied	(190)
(Release) charge for the year	196
At 31 December	146
Other | The Group
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	776
Exchange and other adjustments	(9)
Provisions applied	(260)
(Release) charge for the year	178
At 31 December	685
Other | The Bank
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	583
Exchange and other adjustments	(1)
Provisions applied	(213)
(Release) charge for the year	142
At 31 December	511
Miscellaneous other provisions | The Group
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	1,722
Exchange and other adjustments	27
Provisions applied	(940)
(Release) charge for the year	1,124
At 31 December	1,933
Miscellaneous other provisions | The Bank
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	968
Exchange and other adjustments	2
Provisions applied	(403)
(Release) charge for the year	204
At 31 December	£ 771